ESTIMATION OF FAIR VALUE - Valuation of equity instruments level 3 (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) item	Dec. 31, 2023 COP ($) item
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 61,197	$ 81,925
Equity investments [member] | Level 3 of fair value hierarchy [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	1,128	3,196
Equity investments [member] | Level 3 of fair value hierarchy [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (1,046)	$ (3,093)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Market comparable prices [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	1	1
Decrease in variation by number of times | item	1	1
Equity investments [member] | Level 3 of fair value hierarchy [member] | Market comparable prices [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 434	$ 557
Equity investments [member] | Level 3 of fair value hierarchy [member] | Market comparable prices [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (434)	$ (556)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Growth in residual values after five years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)		1.00%
Decrease in variation (as a percent)		1.00%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Growth in residual values after five years | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments		$ 281
Equity investments [member] | Level 3 of fair value hierarchy [member] | Growth in residual values after five years | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments		$ (240)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Income approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%	1.00%
Decrease in variation (as a percent)	1.00%	1.00%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Income approach [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 320	$ 1,035
Equity investments [member] | Level 3 of fair value hierarchy [member] | Income approach [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (282)	$ (1,046)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, one
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%	0.50%
Decrease in variation (as a percent)	0.50%	0.50%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, one | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 222	$ 1,066
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, one | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (216)	$ (988)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, two
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%
Decrease in variation (as a percent)	0.50%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, two | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 114
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, two | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (114)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Gradient
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%	0.30%
Decrease in variation (as a percent)	0.50%	0.30%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Gradient | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 38	$ 257
Equity investments [member] | Level 3 of fair value hierarchy [member] | Gradient | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments		$ (263)